Summary of Significant Accounting Policies (Details) - Schedule of Balance of Non-Controlling Interest	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Balance of Non-Controlling Interest [Line Items]
Total Non-Controlling Interest	¥ (7,676,674)	$ (1,083,863)	¥ (2,428,070)
TYPHK [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Total Non-Controlling Interest	(164,701)	(23,254)	(72,220)
JYD SHWL [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Total Non-Controlling Interest	(1,434,739)	(202,569)	(890,560)
JYD YCKJ [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Total Non-Controlling Interest	(9,304,266)	(1,313,661)	(1,465,290)
JYD RHTD [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Total Non-Controlling Interest	¥ 3,277,031	$ 455,622